UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22066

Cornerstone Progressive Return Fund

(Exact name of registrant as specified in charter)

48 Wall Street, 22nd Floor, New York, New York	10005
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC, 48 Wall Street, 22nd Floor, New York, New York	10005
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end:	December 31, 2014

Date of reporting period:	December 31, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Progressive
Return Fund

Annual Report
 December 31, 2014

CONTENTS

Portfolio Summary	1

Schedule of Investments	2

Statement of Assets and Liabilities	9

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	13

Report of Independent Registered Public Accounting Firm	18

2014 Tax Information	19

Additional Information Regarding the Fund’s Trustees and Corporate Officers	20

Description of Dividend Reinvestment Plan	22

Proxy Voting and Portfolio Holdings Information	24

Privacy Policy Notice	25

Summary of General Information	28

Shareholder Information	28

Cornerstone Progressive Return Fund Portfolio Summary – as of December 31, 2014 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	68.8
Exchange-Traded Funds	6.8
Information Technology	4.5
Financials	3.7
Health Care	3.1
Industrials	2.7
Consumer Discretionary	2.6
Consumer Staples	2.0
Energy	1.8
Telecommunication Services	1.0
Materials	0.5
Utilities	0.3
Other	2.2

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Cohen & Steers Preferred Securities and Income Fund, Inc.	Closed-End Funds	3.8
2.	BlackRock Resources & Commodities Strategy Trust	Closed-End Funds	3.8
3.	iShares Core S&P 500 ETF	Exchange-Traded funds	3.4
4.	SPDR S&P 500 ETF Trust	Exchange-Traded funds	3.4
5.	Alpine Global Total Dynamic Dividend Fund	Closed-End Funds	3.1
6.	Cohen & Steers Quality Income Realty Fund, Inc.	Closed-End Funds	2.5
7.	CBRE Clarion Global Real Estate Income Fund	Closed-End Funds	2.2
8.	ClearBridge Energy MLP Opportunity Fund Inc.	Closed-End Funds	2.2
9.	ClearBridge Energy MLP Total Return Fund Inc.	Closed-End Funds	2.2
10.	Apple Inc.	Information Technology	2.1

Cornerstone Progressive Return Fund Schedule of Investments – December 31, 2014

Description	No. of Shares	Value
EQUITY SECURITIES — 97.81%
CLOSED-END FUNDS — 68.78%
CONVERTIBLE SECURITIES — 0.49%
AllianzGI Equity & Convertible Income Fund	61,912	$1,280,340

CORE — 5.44%
Adams Express Company (The)	294,662	4,030,976
Advent/Claymore Enhanced Growth & Income Fund	3,110	27,679
General American Investors Company, Inc.	92,121	3,224,235
Guggenheim Equal Weight Enhanced Equity Income Fund	76,345	1,558,965
Liberty All-Star Equity Fund	385,887	2,307,604
Source Capital, Inc.	16,000	1,154,064
Tri-Continental Corporation	89,526	1,916,752
		14,220,275
CORPORATE DEBT INVESTMENT GRADE-RATED — 0.00%
Cutwater Select Income Fund	1	26

DEVELOPED MARKET — 0.72%
Aberdeen Australia Equity Fund, Inc.	84,733	581,268
Aberdeen Singapore Fund, Inc.	27,892	332,473
Eurpean Equity Fund, Inc. (The)	3,000	24,600
New Ireland Fund, Inc. (The)	27,520	347,302
Swiss Helvetia Fund, Inc. (The)	53,969	601,215
		1,886,858

Description	No. of Shares	Value
EMERGING MARKETS — 2.01%
Aberdeen Chile Fund, Inc.	118,136	$878,932
First Trust/Aberdeen Emerging Opportunity Fund	28,096	462,179
JPMorgan China Region Fund, Inc.	200	3,378
Morgan Stanley India Investment Fund, Inc. *	59,108	1,588,232
Turkish Investment Fund, Inc. (The)	33,087	365,280
Voya Emerging Markets High Dividend Equity Fund	188,122	1,948,944
		5,246,945
EMERGING MARKETS DEBT — 0.19%
Global High Income Fund Inc.	49,761	438,892
Western Asset Emerging Markets Debt Fund Inc.	3,239	51,047
		489,939
FLEXIBLE INCOME — 0.40%
MFS Charter Income Trust	114,139	1,048,937

ENERGY MLP — 9.22%
ClearBridge Energy MLP Fund Inc.	156,544	4,320,614
ClearBridge Energy MLP Opportunity Fund Inc.	247,426	5,841,728
ClearBridge Energy MLP Total Return Fund Inc.	272,606	5,831,042
First Trust MLP and Energy Income Fund	127,892	2,756,073
Nuveen Energy MLP Total Return Fund	263,725	5,358,892
		24,108,349

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Schedule of Investments – December 31, 2014 (Continued)

Description	No. of Shares	Value
GENERAL & INSURED LEVERAGED — 2.94%
BlackRock MuniHoldings Quality Fund II, Inc.	96,305	$1,298,191
Invesco Advantage Municipal Income Trust II	133,008	1,542,893
Invesco Municipal Opportunity Trust	50,199	645,559
Invesco Municipal Trust	31,550	399,423
Invesco Trust for Investment Grade Municipals	122,922	1,633,633
Invesco Value Municipal Income Trust	0	7
Managed Duration Investment Grade Municipal Fund	1,582	21,373
MFS Investment Grade Municipal Trust	28,806	270,200
Nuveen Dividend Advantage Municipal Fund 3	83,092	1,145,008
Nuveen Dividend Advantage Municipal Income Fund	11,119	156,889
Nuveen Quality Municipal Fund, Inc.	5,671	74,744
Nuveen Select Quality Municipal Fund, Inc.	34,936	487,707
		7,675,627
GENERAL BOND — 0.30%
Deutsche Multi-Market Income Trust	23,093	196,752
MFS Multimarket Income Trust	91,451	594,432
		791,184

Description	No. of Shares	Value
GLOBAL — 6.87%
Alpine Global Dynamic Dividend Fund	200,705	$1,974,937
Alpine Global Total Dynamic Dividend Fund	945,029	8,023,296
Clough Global Allocation Fund	16,202	239,142
Clough Global Opportunities Fund	24,616	315,577
Delaware Enhanced Global Dividend and Income Fund	172,572	1,944,886
Gabelli Multimedia Trust Inc. (The)	44,840	448,848
GDL Fund (The)	83,098	850,093
Nuveen Global Value Opportunities Fund	87,946	1,144,177
Virtus Total Return Fund	124,984	564,928
Wells Fargo Advantage Global Dividend Opportunity Fund	325,819	2,440,384
		17,946,268
GLOBAL INCOME — 0.41%
Legg Mason BW Global Income Opportunities Fund Inc.	36,587	611,369
Nuveen Global High Income Fund	27,010	465,923
		1,077,292
GROWTH FUNDS — 0.08%
Liberty All-Star Growth Fund, Inc.	41,476	214,016

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Schedule of Investments – December 31, 2014 (Continued)

Description	No. of Shares	Value
HIGH CURRENT YIELD (LEVERAGED) — 2.62%
AllianceBernstein Global High Income Fund, Inc.	112,427	$1,397,468
BlackRock Corporate High Yield Fund VI, Inc.	246,309	2,807,923
BlackRock Debt Strategies Fund, Inc.	13,834	51,462
Deutsche High Income Opportunities Fund, Inc.	96,489	1,353,741
Deutsche High Income Trust	66,861	584,365
Franklin Universal Trust	54,076	383,940
Invesco High Income Trust II	10,684	160,367
MFS Intermediate High Income Fund	38,669	102,473
		6,841,739
HIGH YIELD — 0.56%
Credit Suisse Asset Management Income Fund, Inc.	1,100	3,619
First Trust High Income Long/Short Fund	46,839	749,424
Western Asset High Yield Defined Opportunity Fund Inc.	32,648	514,859
Western Asset Managed High Income Fund Inc.	37,498	191,615
		1,459,517
HIGH YIELD MUNICIPAL DEBT — 0.22%
MFS High Income Municipal Trust	83,247	406,245
MFS Municipal Income Trust	22,981	152,594
Putnam Managed Municipal Income Trust	3,400	24,650
		583,489

Description	No. of Shares	Value
INCOME & PREFERRED STOCK — 0.80%
LMP Capital and Income Fund Inc.	78,074	$1,308,520
Nuveen Quality Preferred Income Fund 3	92,642	771,708
		2,080,228
LOAN PARTICIPATION — 5.56%
BlackRock Floating Rate Income Strategies Fund, Inc	37,775	505,807
Blackstone / GSO Senior Floating Rate Term Fund	12,620	211,259
Eaton Vance Floating-Rate Income Trust	166,601	2,314,088
Eaton Vance Senior Floating-Rate Trust	57,668	789,475
Eaton Vance Senior Income Trust	15,365	95,878
First Trust Senior Floating Rate Income Fund II	61,356	798,242
Invesco Senior Income Trust	241,758	1,102,416
Nuveen Credit Strategies Income Fund	571,540	5,012,406
Nuveen Floating Rate Income Fund	101,995	1,120,925
Nuveen Senior Income Fund	140,117	917,766
Nuveen Short Duration Credit Opportunities Fund	2,000	33,300
Voya Prime Rate Trust	305,188	1,620,548
		14,522,110
NATURAL RESOURCES — 4.52%
BlackRock Resources & Commodities Strategy Trust	1,009,976	9,806,867

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Schedule of Investments – December 31, 2014 (Continued)

Description	No. of Shares	Value
NATURAL RESOURCES (continued)
First Trust Energy Income and Growth Fund	18,799	$686,164
First Trust Energy Infrastructure Fund	55,059	1,309,303
		11,802,334
OPTION ARBITRAGE/OPTIONS STRATEGIES — 2.72%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	27,600	441,600
BlackRock Global Opportunities Equity Trust	250,786	3,292,820
BlackRock International Growth and Income Trust	445,042	2,999,583
Madison Strategic Sector Premium Fund	1,300	15,483
Voya Asia Pacific High Dividend Equity Income Fund	6,400	73,152
Voya Global Equity Dividend and Premium Opportunity Fund	33,000	274,560
		7,097,198
PACIFIC EX JAPAN — 1.24%
Aberdeen Greater China Fund, Inc.	58,382	579,149
China Fund, Inc. (The)	88,790	1,618,642
Morgan Stanley Thai Fund, Inc.	61,771	728,898
Taiwan Fund, Inc.	18,973	310,209
		3,236,898
REAL ESTATE — 14.04%
Alpine Global Premier Properties Fund	569,304	4,104,682
CBRE Clarion Global Real Estate Income Fund	652,019	5,861,651

Description	No. of Shares	Value
REAL ESTATE (continued)
Cohen & Steers Preferred Securities and Income Fund, Inc.	522,978	$9,931,352
Cohen & Steers Quality Income Realty Fund, Inc.	542,870	6,617,585
Cohen & Steers Total Return Realty Fund, Inc.	156,384	2,064,269
LMP Real Estate Income Fund Inc.	129,383	1,623,757
Neuberger Berman Real Estate Securities Income Fund Inc.	551,451	2,917,176
Nuveen Diversified Dividend and Income Fund	105,519	1,241,959
Nuveen Real Estate Income Fund	82,932	953,718
RMR Real Estate Income Fund	66,558	1,385,736
		36,701,885
SECTOR EQUITY — 2.05%
Gabelli Healthcare & WellnessRx Trust (The)	20,634	215,006
GAMCO Global Gold, Natural Resources & Income Trust	122,396	856,772
GAMCO Natural Resources, Gold & Income Trust by Gabelli	171,084	1,380,648
John Hancock Financial Opportunities Fund	85,216	2,007,689
Tekla Healthcare Investors	28,667	902,724
		5,362,839
U.S. MORTGAGE — 0.21%
First Trust Mortgage Income Fund	25,118	373,253

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Schedule of Investments – December 31, 2014 (Continued)

Description	No. of Shares	Value
U.S. MORTGAGE (continued)
Nuveen Mortgage Opportunity Term Fund 2	7,078	$163,997
		537,250
UTILITY — 5.18%
BlackRock Utility and Infrastructure Trust	133,645	2,771,797
Brookfield Global Listed Infrastructure Income Fund Inc.	87,960	1,837,484
Cohen & Steers Infrastructure Fund, Inc.	101,864	2,314,350
Gabelli Global Utility & Income Trust (The)	34,971	678,437
Duff & Phelps Global Utility Income Fund Inc.	161,784	3,501,006
Reaves Utility Income Fund	74,322	2,441,478
		13,544,552

TOTAL CLOSED-END FUNDS		179,756,095

CONSUMER DISCRETIONARY — 2.58%
Comcast Corporation - Class A	31,358	1,819,078
DIRECTV *	4,000	346,800
Ford Motor Company	30,000	465,000
Johnson Controls, Inc.	7,000	338,380
Macy's, Inc.	4,000	263,000
Time Warner Cable Inc.	2,000	304,120
Time Warner Inc.	12,000	1,025,040
Walt Disney Company (The)	23,000	2,166,370
		6,727,788
CONSUMER STAPLES — 2.01%
Archer-Daniels-Midland Company	8,000	416,000

Description	No. of Shares	Value
CONSUMER STAPLES (continued)
CVS Caremark Corporation	18,000	$1,733,580
Kroger Co. (The)	8,000	513,680
Mondelēz International, Inc. - Class A	12,000	435,900
PepsiCo, Inc.	10,000	945,600
Wal-Mart Stores, Inc.	14,000	1,202,320
		5,247,080
ENERGY — 1.78%
Chevron Corporation	10,000	1,121,800
ConocoPhillips	8,000	552,480
Devon Energy Corporation	3,000	183,630
EOG Resources, Inc.	8,000	736,560
Halliburton Company	8,000	314,640
Kinder Morgan, Inc.	12,000	507,720
Marathon Oil Corporation	2,000	56,580
Phillips 66	7,000	501,900
Schlumberger Limited	8,000	683,280
		4,658,590
EXCHANGE-TRADED FUNDS — 6.79%
iShares Core S&P 500 ETF	43,000	8,896,700
SPDR S&P 500 ETF Trust	43,000	8,836,500
		17,733,200
FINANCIALS — 3.67%
Allstate Corporation (The)	4,000	281,000
American Express Company	8,000	744,320
American International Group, Inc.	8,000	448,080
Aon plc	3,000	284,490
Bank of New York Mellon Corporation (The)	6,000	243,420
BlackRock, Inc. - Class A	2,000	715,120
Discover Financial Services	3,000	196,470
Franklin Resources, Inc.	8,000	442,960
JPMorgan Chase & Co.	20,000	1,251,600

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Schedule of Investments – December 31, 2014 (Continued)

Description	No. of Shares	Value
FINANCIALS (continued)
Marsh & McLennan Companies, Inc.	4,000	$228,960
MetLife, Inc.	9,000	486,810
Morgan Stanley	16,000	620,800
Prudential Financial, Inc.	4,000	361,840
Wells Fargo & Company	60,000	3,289,200
		9,595,070
HEALTH CARE — 3.08%
Abbott Laboratories	13,000	585,260
AbbVie Inc.	3,000	196,320
Actavis plc *	2,000	514,820
Aetna Inc.	6,000	532,980
Allergan, Inc.	2,500	531,475
Amgen Inc.	8,000	1,274,320
Anthem, Inc.	4,500	565,515
Baxter International	7,000	513,030
Boston Scientific Corporation *	2,000	26,500
Cardinal Health, Inc.	6,000	484,380
Cigna Corporation	2,500	257,275
Gilead Sciences, Inc. *	14,000	1,319,640
McKesson Corporation	3,000	622,740
Thermo Fisher Scientific Inc.	5,000	626,450
		8,050,705
INDUSTRIALS — 2.73%
Boeing Company (The)	6,000	779,880
Deere & Company	3,000	265,410
Delta Air Lines, Inc.	9,000	442,710
FedEx Corporation	3,000	520,980
General Dynamics Corporation	3,000	412,860
General Electric Company	90,000	2,274,300
Honeywell International Inc.	6,000	599,520
Lockheed Martin Corporation	3,000	577,710

Description	No. of Shares	Value
INDUSTRIALS (continued)
Northrop Grumman Corporation	2,000	$294,780
Union Pacific Corporation	8,000	953,040
		7,121,190
INFORMATION TECHNOLOGY — 4.56%
Apple Inc.	49,000	5,408,620
Cisco Systems, Inc.	30,000	834,450
Corning, Inc.	9,000	206,370
Hewlett-Packard Company	12,400	497,612
Intel Corporation	20,000	725,800
Microsoft Corporation	22,000	1,021,900
Oracle Corporation	40,000	1,798,800
QUALCOMM Incorporated	14,500	1,077,785
Yahoo! Inc. *	7,000	353,570
		11,924,907
MATERIALS — 0.52%
Dow Chemical Company (The)	14,500	661,345
LyondellBasell Industries N.V.	3,000	238,170
PPG Industries, Inc.	2,000	462,300
		1,361,815
TELECOMMUNICATION SERVICES — 0.98%
Verizon Communications, Inc.	55,000	2,572,900

UTILITIES — 0.33%
Exelon Corporation	7,000	259,560
PG&E Corporation	6,000	319,440
Southern Company (The)	6,000	294,660
		873,660

TOTAL EQUITY SECURITIES
(cost - $240,411,037)		255,623,000

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Schedule of Investments – December 31, 2014 (Concluded)

Description	No. of Shares	Value
SHORT-TERM INVESTMENTS — 2.34%
MONEY MARKET FUNDS — 2.34%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $6,111,599)	6,111,599	$6,111,599

TOTAL INVESTMENTS — 100.15%
(cost - $246,522,636)		261,734,599

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.15)%		(392,323)

NET ASSETS — 100.00%		$261,342,276

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of December 31, 2014.

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Statement of Assets and Liabilities – December 31, 2014

ASSETS
Investments, at value (cost – $246,522,636) (Notes B and C)	$261,734,599
Cash	17,981
Receivables:
Dividends	1,101,278
Investments sold	306,182
Prepaid expenses	1,599
Total Assets	263,161,639

LIABILITIES
Payables:
Investments purchased	1,423,730
Investment management fees (Note D)	222,087
Trustees’ fees and expenses	48,646
Administration fees (Note D)	16,072
Other accrued expenses	108,828
Total Liabilities	1,819,363

NET ASSETS (applicable to 16,565,151 common shares of beneficial interest)	$261,342,276

NET ASSET VALUE PER SHARE ($261,342,276 ÷ 16,565,151)	$15.78

NET ASSETS CONSISTS OF
Paid-in capital	$252,159,626
Accumulated net realized loss on investments	(6,029,313)
Net unrealized appreciation in value of investments	15,211,963
Net assets applicable to shares outstanding	$261,342,276

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Statement of Operations – for the Year Ended December 31, 2014

INVESTMENT INCOME
Income:
Dividends	$7,361,665

Expenses:
Investment management fees (Note D)	2,284,138
Administration fees (Note D)	171,311
Trustees’ fees and expenses	117,519
Accounting fees	56,229
Custodian fees	51,128
Printing	47,531
Legal and audit fees	47,049
Reverse stock split expenses	30,500
Transfer agent fees	16,201
Stock exchange listing fees	13,320
Insurance	7,110
Miscellaneous	19,546
Total Expenses	2,861,582
Net Investment Income	4,500,083

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	1,335,482
Capital gain distributions from regulated investment companies	2,513,645
Net change in unrealized appreciation in value of investments	10,853,916
Net realized and unrealized gain on investments	14,703,043

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,203,126

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Statement of Changes in Net Assets

	For the Years Ended December 31,
	2014	2013

INCREASE IN NET ASSETS
Operations:
Net investment income	$4,500,083	$3,751,076
Net realized gain from investments	3,849,127	7,731,797
Net change in unrealized appreciation/(depreciation) in value of investments	10,853,916	1,541,738

Net increase in net assets resulting from operations	19,203,126	13,024,611

Dividends and distributions to shareholders (Note B):
Net investment income	(8,417,055)	(11,482,874)
Return-of-capital	(42,411,734)	(20,156,702)

Total dividends and distributions to shareholders	(50,828,789)	(31,639,576)

Transactions in common shares of beneficial interest:*
Proceeds from rights offering of 6,393,537 and 3,338,001 shares of newly issued shares, respectively	117,896,818	64,890,744
Offering expenses associated with rights offering	(106,495)	(147,557)
Cash in lieu of 3 fractional shares from the reverse stock split	(53)	—
Proceeds from 373,872 and 206,148 shares newly issued in reinvestment of dividends and distributions, respectively	6,365,524	3,662,776

Net increase in net assets from common shares of beneficial interest transactions	124,155,794	68,405,963

Total increase in net assets	92,530,131	49,790,998

NET ASSETS
Beginning of year	168,812,145	119,021,147
End of year	$261,342,276	$168,812,145

*	Shares are adjusted for the one-for-four reverse stock split that was effective December 29, 2014.

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Financial Highlights
Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Years Ended December 31,*
	2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$17.24	$19.04	$20.00	$23.60	$25.12
Net investment income #	0.33	0.48	0.48	0.48	0.52
Net realized and unrealized gain/(loss) on investments	1.45	1.12	2.48	(0.44)	4.12
Net increase in net assets resulting from operations	1.78	1.60	2.96	0.04	4.64

Dividends and distributions to shareholders:
Net investment income	(0.61)	(1.52)	(1.60)	(2.44)	(4.56)
Return-of-capital	(3.10)	(2.60)	(2.80)	(2.52)	(1.60)
Total dividends and distributions to shareholders	(3.71)	(4.12)	(4.40)	(4.96)	(6.16)

Transactions in common shares of beneficial interest:
Anti-dilutive effect due to shares issued:
Rights offering	0.47	0.72	0.48	1.24	—
Reinvestment of dividends and distributions	0.00 +	0.00 +	0.00 +	0.08	0.00 +
Total transactions in common shares of beneficial interest	0.47	0.72	0.48	1.32	0.00 +

Net asset value, end of year	$15.78	$17.24	$19.04	$20.00	$23.60
Market value, end of year	$15.21	$20.56	$20.04	$24.16	$29.84
Total investment return (a)	(7.73)%	28.59%	3.24%	(2.12)%	4.73%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)	$261,342	$168,812	$119,021	$78,435	$55,277
Ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any (b)	1.25%	1.33%	1.25%	1.30%	1.47%
Ratio of expenses to average net assets, before fee waivers and fees paid indirectly, if any (b)	1.25%	1.33%	1.34%	1.45%	1.61%
Ratio of net investment income to average net assets (c)	1.97%	2.70%	2.44%	2.20%	2.20%
Portfolio turnover rate	41.11%	101.00%	97.29%	112.69%	117.45%

*	Effective December 29, 2014, a reverse split of 1:4 occured. All per share amounts have been restated according to the terms of the reverse split.
#	Based on average shares outstanding.
+	Amount rounds to less than $0.01.
(a)	Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(b)	Expenses do not include expenses of investment companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Notes to Financial Statements

NOTE A. ORGANIZATION

Cornerstone Progressive Return Fund (the “Fund”) was organized as a Delaware statutory trust on April 26, 2007 and commenced investment operations on September 10, 2007. Its investment objective is to provide total return. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the- counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Trustees deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities. At December 31, 2014, the Fund held no securities valued in good faith by the Board of Trustees.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the year ended December 31, 2014, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Cornerstone Progressive Return Fund Notes to Financial Statements (continued)

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2014, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2011 through 2013, and for the year ended December 31, 2014. There was no material impact to the financial statements.

Distributions to Shareholders: The Fund seeks to make a level distribution to its shareholders each month pursuant to a distribution policy adopted by the Board of Trustees (“Distribution Policy”). To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s portfolio. The distribution rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, investment company taxable income, if any (which term includes net short-term capital gain), and net tax-exempt income, if any, is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund’s assets. The Fund’s final distribution for each calendar year is expected to include any remaining investment company taxable income and net tax exempt income undistributed during the year, as well as all net capital gain realized during the year.

However, if they determine it is appropriate to do so, the Board of Trustees may elect to not distribute realized gains and to pay taxes incurred. In general, the total distributions made in any taxable year (other than distributions of net capital gain or return of capital) would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares.

The Distribution Policy described above would result in the payment of approximately the same amount or percentage to the Fund’s shareholders each month. These distributions will not be tied to the Fund’s investment income and capital gains and will not represent yield or investment return on the Fund’s portfolio. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources, other than net investment income. Thus, if the source of some or all of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully, and should not assume that the source of any distribution from the Fund is net profit.

Cornerstone Progressive Return Fund Notes to Financial Statements (continued)

The Board of Trustees reserves the right to change the Distribution Policy from time to time.

Distribution Policy Risk: The Fund seeks to make monthly distributions to shareholders at a rate that may include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund shareholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
•	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
•	Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Investments	$255,623,000	$—
Short-Term Investments	6,111,599	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$261,734,599	$—

*	Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

Cornerstone Progressive Return Fund Notes to Financial Statements (continued)

During the year ended December 31, 2014, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2014.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

NOTE D. AGREEMENTS WITH AFFILIATES

At December 31, 2014, certain officers of the Fund are also officers of Cornerstone or AST Fund Solutions, LLC (“AFS”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the year ended December 31, 2014, Cornerstone earned $2,284,138 for investment management services.

Administration Agreement

Under the terms of the administration agreement, AFS supplies executive, administrative and regulatory services for the Fund. AFS supervises the preparation of reports to shareholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Trustees. For these services, the Fund pays AFS a monthly fee at an annual rate of 0.075% of its average daily net assets, subject to an annual minimum fee of $50,000. For the year ended December 31, 2014, AFS earned $171,311 as administrator.

NOTE E. INVESTMENT IN SECURITIES

For the year ended December 31, 2014, purchases and sales of securities, other than short-term investments, were $170,459,482 and $88,400,462, respectively.

NOTE F. COMMON SHARES OF BENEFICIAL INTEREST

The Fund has unlimited common shares of beneficial interest authorized and has 16,565,151 shares issued and outstanding at December 31, 2014. Transactions in common shares of beneficial interest for the year ended December 31, 2014 were as follows+:

Shares at beginning of year	9,797,745
Shares newly issued from rights offering	6,393,537
Shares newly issued in reinvestment of dividends and distributions	373,872
Shares paid cash in lieu of fractional shares from the reverse stock split	(3)
Shares at end of year	16,565,151

+	Share amounts reflect the one-for-four reverse stock split that was effective December 29, 2014.

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to shareholders during the years ended December 31, 2014 and December 31, 2013 was as follows:

	2014	2013
Ordinary Income	$8,417,055	$11,482,874
Return-of-Capital	42,411,734	20,156,702
Total Distributions	$50,828,789	$31,639,576

Cornerstone Progressive Return Fund Notes to Financial Statements (concluded)

At December 31, 2014, the components of accumulated surplus on a tax basis for the Fund were as follows:

Capital loss carryforwards	$(5,929,057)
Net unrealized appreciation	15,111,706
Total accumulated surplus	$9,182,649

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended December 31, 2014, the Fund reclassified $42,411,734 of return-of-capital distributions and $3,916,972 of distributions resulting from the recharacterization of capital gain distributions as ordinary income against paid-in capital on the Statement of Assets and Liabilities. These reclassifications have no effect on net assets or net asset value per share. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such losses during the year ended December 31, 2014.

At December 31, 2014, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $5,929,057 which expires in 2017.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of the Fund’s capital loss carryforward may expire without being utilized.

During the year ended December 31, 2014, the Fund reduced capital loss carryforwards by $3,916,972.

The following information is computed on a tax basis for each item as of December 31, 2014:

Cost of portfolio investments	$246,622,893
Gross unrealized appreciation	$19,957,618
Gross unrealized depreciation	(4,845,912)
Net unrealized appreciation	$15,111,706

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Cornerstone Progressive Return Fund
 New York, New York

We have audited the accompanying statement of assets and liabilities of the Cornerstone Progressive Return Fund (the “Fund”), including the schedule of investments as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cornerstone Progressive Return Fund as of December 31, 2014, the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
 February 13, 2015

2014 Tax Information (unaudited)

Cornerstone Progressive Return Fund (the “Fund”) is providing this notice along with Form 1099-DIV to assist its shareholders in the preparation of their 2014 calendar year U.S. federal income tax returns. The $50,828,789 in dividends and distributions paid to shareholders in respect of such year is represented by $8,417,055 of ordinary income, and $42,411,734 of return-of-capital.

As indicated in this notice, a portion of the Fund’s distributions for 2014 consist of ordinary income and return of capital. To the extent a distribution has been designated as return-of-capital, those distributions do not represent yield or investment return on the Fund’s portfolio.

SOURCES OF DIVIDENDS AND DISTRIBUTIONS (Per Share Amounts)+
Payment Dates:	1/31/14	2/28/14	3/31/14	4/30/14	5/30/14	6/30/14
Ordinary Income(1)	$0.0128	$0.0128	$0.0128	$0.0128	$0.0128	$0.0128
Return-of-Capital(2)	0.0645	0.0645	0.0645	0.0645	0.0645	0.0645
Total	$0.0773	$0.0773	$0.0773	$0.0773	$0.0773	$0.0773

Payment Dates:	7/31/14	8/29/14	9/30/14	10/31/14	11/28/14	12/19/14
Ordinary Income(1)	$0.0128	$0.0128	$0.0128	$0.0128	$0.0128	$0.0128
Return-of-Capital(2)	0.0645	0.0645	0.0645	0.0645	0.0645	0.0645
Total	$0.0773	$0.0773	$0.0773	$0.0773	$0.0773	$0.0773

+	Per share amounts do not reflect the one-for-four reverse stock split that was effective December 29, 2014.
(1)	Ordinary Income Dividends – This is the total per share amount of ordinary income dividends and short-term capital gain distributions included in the amount reported in Box 1a on Form 1099-DIV.
(2)	Return-of-Capital – This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 – under the title “Nondividend distributions” – on Form 1099-DIV. This amount should not be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.

The Fund has met the requirements to pass through 62.78% of its ordinary income dividends as qualified dividends, which are subject to a maximum tax rate of 23.8% (20% qualified dividends maximum tax rate plus 3.8% Medicare tax). This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, shareholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund.
In general, distributions received by tax-exempt recipients (e.g., IRA’s and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

Additional Information Regarding the Fund’s Trustees and Corporate Officers (unaudited)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since
Ralph W. Bradshaw** (Dec. 1950)	Chairman of the Board of Trustees and President	President, Cornerstone Advisors, Inc.; Financial Consultant; President and Director of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.	2007
Robert E. Dean (Apr. 1951)	Trustee; Audit, Nominating and Corporate Governance Committee Member	Director, National Bank Holdings Corp.; Director of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.	November 14, 2014
Edwin Meese III (Dec. 1931)	Trustee; Audit, Nominating and Corporate Governance Committee Member	Distinguished Fellow, The Heritage Foundation Washington D.C.; Distinguished Visiting Fellow at the Hoover Institution, Stanford University; Senior Adviser, Revelation L.P.; Director of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.	2007
Scott B. Rogers (July 1955)	Trustee; Audit, Nominating and Corporate Governance Committee Member	Director, Board of Health Partners, Inc.; Chief Executive Officer, Asheville Buncombe Community Christian Ministry (“ABCCM”); President, ABCCM Doctor’s Medical Clinic; Member of North Carolina Governor’s Council on Homelessness (from July 2014); Director of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.	2007
Andrew A. Strauss (Nov. 1953)	Trustee; Chairman of Nominating and Corporate Governance Committee and Audit Committee Member	Attorney and senior member of Strauss & Associates, P.A., Attorneys; Director of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.	2007
Glenn W. Wilcox, Sr. (Dec. 1931)	Trustee; Chairman of Audit Committee, Nominating and Corporate Governance Committee Member	Chairman of the Board of Tower Associates, Inc.; Chairman of the Board of Wilcox Travel Agency, Inc.; Director of Champion Industries, Inc.; Director of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.	2007

Additional Information Regarding the Fund’s Trustees and Corporate Officers (unaudited) (concluded)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since
Gary A. Bentz (June 1956)	Chief Compliance Officer, Secretary, and Assistant Treasurer
Chairman and Chief Financial Officer of Cornerstone Advisors, Inc.; Financial Consultant, C.P.A., Chief Compliance Officer, Secretary, and Assistant Treasurer of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.
			2007, 2008, 2009
Frank J. Maresca (Oct. 1958)	Treasurer	Executive Vice President of AST Fund Solutions, LLC (since February 2012), Executive Vice President of Ultimus Fund Solutions, LLC (from March 2009-February 2012) previous Executive Director, JP Morgan Chase & Co.; Previous President of Bear Stearns Funds Management Inc.; Previous Senior Managing Director of Bear Stearns & Co. Inc.; Treasurer of the Fund, Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc. (from May 2009 through February 2012).	2013

*	The mailing address of each Trustee and/or Officer with respect to the Fund’s operation is 48 Wall Street, 22nd Floor, New York, NY 10005.
**	Designates a trustee who is an “interested person” of the Fund as defined by the Investment Company Act of 1940, as amended. Mr. Bradshaw is an interested person of the Fund by virtue of his current position with the Investment Manager.

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Progressive Return Fund (the “Fund) operates a Dividend Reinvestment Plan (the “Plan”), administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Agent, on the shareholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE MKT or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than the average closing price of the Fund over the five trading days preceding the payment date of the Distribution (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases. Upon notice from the Fund, the Agent will receive the distribution in cash and will purchase shares of beneficial interest in the open market, on the NYSE MKT or elsewhere, for the participants’ accounts, except that the Agent will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the net asset value at the time of valuation.

In a case where the Agent has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues the remaining shares. To the extent that the Agent is unable to terminate purchases in the open market before the Agent has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Description of Dividend Reinvestment Plan (unaudited) (concluded)

Registered shareholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a shareholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the shareholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund’s Board of Trustees, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.
The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participant’s account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.
The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

Participants may at any time sell some or all their shares though the Agent. Shares may be sold via the internet at www.amstock.com or through the toll free number. Participants can also use the tear off portion attached to the bottom of their statement and mail the request to American Stock Transfer and Trust Company LLC, P.O Box 922 Wall Street Station, New York, N.Y. 10269-0560. There is a fee of $15.00 per transaction and commission of $0.10 per share.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number (866) 668-6558.

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	without charge, upon request, by calling toll-free (866) 668-6558; and
•	on the website of the Securities and Exchange Commission, http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at http://www.sec.gov or on the Fund’s website at www.cornerstoneprogressivereturnfund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330.

Privacy Policy Notice (unaudited)

FACTS	WHAT DOES CORNERSTONE PROGRESSIVE RETURN FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we, and our service providers, on our behalf, collect and share depend on the product or service you have with us. This information can include:

•  Social Security number
•  account balances
•  account transactions
•  transaction history
•  wire transfer instructions
•  checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund, and our service providers, on our behalf, choose to share; and whether you can limit this sharing.

Privacy Policy Notice (unaudited) (continued)

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

What we do
Who is providing this notice?	Cornerstone Progressive Return Fund (the “Fund”)
How does the Fund and the Fund’s service providers, on the Fund’s behalf protect my personal information?
To protect your personal information from unauthorized access and use, we and our service providers use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund and the Fund’s service providers, on the Fund’s behalf collect my personal information?
We collect your personal information, for example, when you:

•  open an account
•  provide account information
•  give us your contact information
•  make a wire transfer

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Privacy Policy Notice (unaudited) (concluded)

Why can’t I limit all sharing?
Federal law gives you the right to limit only

•  sharing for affiliates’ everyday business purposes –
    information about your creditworthiness
•  affiliates from using your information to market to you
•  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cornerstone Advisors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund does not jointly market.

Questions?	Call (866) 668-6558

Summary of General Information (unaudited)

Cornerstone Progressive Return Fund is a closed-end, diversified investment company whose shares trade on the NYSE MKT. Its investment objective is to provide total return. The Fund is managed by Cornerstone Advisors, Inc.

Shareholder Information (unaudited)

The Fund is listed on the NYSE MKT (symbol “CFP”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstoneprogressivereturnfund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Progressive Return Fund may from time to time purchase its shares in the open market.

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Cornerstone Progressive Return Fund

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's current level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $15,800 and $15,000 with respect to the registrant's fiscal years ended December 31, 2014 and 2013, respectively.

(b)
Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,700 and $3,600 with respect to the registrant's fiscal years ended December 31, 2014 and 2013, respectively. The services comprising these fees are the preparation of the registrant's federal and state income and federal excise tax returns.

(d)
All Other Fees. $1,550 and $1,550 in fees were billed in with respect to the registrant's fiscal years ended December 31, 2014 and 2013, respectively, related to the review of the registrant’s rights offering registration.

(e)(1)
Before the principal accountant is engaged by the registrant to render (i) audit, audit-related or permissible non-audit services to the registrant or (ii) non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, either (a) the audit committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the audit committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the audit committee's responsibilities to the registrant's investment adviser. The audit committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full audit committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimus thresholds are not exceeded, as such thresholds are determined by the audit committee in accordance with applicable Commission regulations.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)
During the fiscal years ended December 31, 2014 and 2013, aggregate non-audit fees of $5,250 and $5,150, respectively, were billed by the registrant's principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)
The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934. Robert E. Dean, Glenn W. Wilcox, Sr., (Chairman), Edwin Meese III, Andrew A. Strauss and Scott B. Rogers are the members of the registrant's audit committee.

(b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Not required

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant and Cornerstone Advisors, Inc., the registrant's investment adviser, share the same proxy voting policies and procedures. The proxy voting policies and procedures of the registrant and Cornerstone Advisors, Inc. are attached as Exhibit 99.VOTEREG.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) All information included in this Item is as of the date of the filing of this Form N-CSR, unless otherwise noted. Ralph W. Bradshaw is the portfolio manager of the registrant. Mr. Bradshaw has acted as portfolio manager since 2002. Mr. Bradshaw is President and Chief Financial Officer of Cornerstone Advisors, Inc. and serves as President and Chairman of the Board of the registrant, Cornerstone Progressive Return Fund and Cornerstone Strategic Value Fund, Inc.

(a)(2) Ralph W. Bradshaw manages two other closed-end registered investment companies: Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc. As of December 31, 2014, net assets of Cornerstone Total Return Fund, Inc. were $168,287,331 and net assets of Cornerstone Strategic Value Fund, Inc. were $83,677,638. Mr. Bradshaw manages no accounts except for the registrant, Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc. Mr. Bradshaw manages no accounts where the advisory fee is based on the performance of the account. No material conflicts of interest exist in connection with the portfolio manager's management of the registrant's investments, on the one hand, and the investment of the other accounts included in response to this Item, on the other.

(a)(3) Compensation of Ralph W. Bradshaw includes a fixed salary paid by Cornerstone Advisors, Inc. plus his share of the profits of Cornerstone Advisors, Inc. The profitability of Cornerstone Advisors, Inc. is primarily dependent upon the value of the assets of the registrant and other managed accounts. However, compensation is not directly based upon the registrant's performance or on the value of the registrant's assets.

(a)(4) The dollar range of equity securities in the registrant beneficially owned by each portfolio manager as of December 31, 2014 is as follows: Ralph W. Bradshaw: $50,001 - $100,000

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.VOTEREG	Proxy Voting Policies and Procedures

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Progressive Return Fund

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	February 24, 2015

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	February 24, 2015

* Print the name and title of each signing officer under his or her signature.